EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSS) PER SHARE:
EARNINGS (LOSS) PER SHARE
NOTE 15 - EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated (in thousands, except per share amounts):

	Year ended December 31
	2016	2015	2014
Basic earnings (loss) per share:
Net income (loss)	$(2,923)	$6,683	$7,838
Net income (loss) applicable to ordinary shareholders –basic	$(2,923)	$6,683	$7,838
Weighted average ordinary shares outstanding	22,739,181	22,506,955	21,902,057
Basic earnings (loss) per share	$(0.13)	$0.30	$0.36

Diluted earnings (loss) per share:
Net income (loss) applicable to ordinary shareholders – diluted	$(2,923)	$6,683	$7,838
Weighted average number of shares used in the computation of basic earnings per share	22,739,181	22,506,955	21,902,057
Add -
additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting	-	775,910	1,308,516
Weighted average number of shares used in the computation of diluted earnings per share	22,739,181	23,282,865	23,210,573
Diluted earnings (loss) per share	$(0.13)	$0.29	$0.34

The computation of diluted loss per share for the year ended December 31, 2016 excluded 1,732,658 options, 48,775 restricted shares and 250,484 restricted share units to employees and directors on a dilutive weighted average basis, because their inclusion would have had an anti-dilutive effect on the diluted loss per share.

For the year ended December 31, 2015, 881,733 options, 77,996 restricted shares and 31,391 restricted share units to employees and directors were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive or certain performance conditions were not satisfied at the end of the year.

For the year ended December 31, 2014, 552,001 options to employees were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive